BUSINESS COMBINATION - Assets acquired and liabilities assumed (Details) - Multi Financial Group Inc [member] $ in Millions	Sep. 30, 2020 COP ($)	Sep. 30, 2020 USD ($)	May 22, 2020 COP ($)	May 22, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Purchase price	$ 1,607,074	$ 432,210,992	$ 1,613,408	$ 433,800,000
Assets acquired and liabilities assumed
Cash and cash equivalents	266,929	71,778,007
Investments	3,693,879	993,293,255
Loans	13,109,218	3,526,006,837
Other accounts receivable	274,552	74,035,237
Non-current assets held for sale	77,480	20,213,844
Properties and equipment	293,014	78,958,681
Right-of-use-assets	90,492	24,903,282
Investment properties	10,164	2,757,600
Income tax assets	157,878	42,727,694
Intangible assets	174,317	47,407,001
Other Assets	39,522	10,601,714
Total Assets Acquired	18,187,445	4,892,683,153
Hedging derivative liabilities	32,259	8,674,437
Customer deposits	10,759,192	2,895,302,230
Financial obligations	3,241,753	872,181,178
Bonds issued	1,901,655	510,989,080
Suppliers and services payable	241,447	64,925,605
Provisions	3,832	1,030,579
Employee benefits	7,622	2,049,540
Income tax liabilities	61,226	16,463,825
Total Liabilities Assumed	16,248,984	4,371,616,474
Non-controlling interests	465,902	125,282,341	$ 465,902	$ 125,000,000
Identifiable assets acquired and liabilities assumed in Multi Financial Group	1,472,559	395,784,338
Goodwill	$ 134,515	$ 36,426,654